INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31,	December 31,
	2023	2022
Finished goods - doré	$3,529	$5,561
Work-in-process	7,542	9,176
Stockpile	5,055	4,825
Silver coins and bullion	8,360	8,001
Materials and supplies	39,204	37,198
	$63,690	$64,761